UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09571

Nuveen Senior Income Fund

(Exact name of registrant as specified in charter)

   333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
   333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:      312-917-7700

Date of fiscal year end:      7/31

Date of reporting period:     10/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments
Nuveen Senior Income Fund (NSL)
October 31, 2014 (Unaudited)

Principal
Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS - 153.7% (94.8% of Total Investments)
	VARIABLE RATE SENIOR LOAN INTERESTS - 130.5% (80.5% of Total Investments) (4)
	Aerospace & Defense - 0.5% (0.3% of Total Investments)
$ 1,474	Sequa Corporation, Term Loan B	5.250%	6/19/17	B-	$ 1,405,221
	Airlines - 3.8% (2.3% of Total Investments)
2,000	American Airlines, Inc., Term Loan B, First Lien	4.250%	10/08/21	Ba2	1,994,500
1,474	American Airlines, Inc., Term Loan	3.750%	6/27/19	Ba2	1,455,365
3,925	Delta Air Lines, Inc., Term Loan B1	3.250%	10/18/18	BBB-	3,852,284
983	Delta Air Lines, Inc., Term Loan B2	2.403%	4/18/16	Ba1	976,359
2,475	US Airways, Inc., Term Loan B1	3.500%	5/23/19	Ba2	2,420,859
10,857	Total Airlines				10,699,367
	Automobiles - 2.7% (1.7% of Total Investments)
3,483	Chrysler Group LLC, Tranche B, Term Loan	3.250%	12/31/18	BB+	3,455,295
3,341	Formula One Group, Term Loan, First Lien	4.750%	7/30/21	B	3,314,810
1,000	Formula One Group, Term Loan, Second Lien	7.750%	7/29/22	CCC+	999,375
7,824	Total Automobiles				7,769,480
	Building Products - 1.0% (0.7% of Total Investments)
1,600	Gates Global LLC, Term Loan	4.250%	7/03/21	B+	1,584,429
1,428	Quikrete Holdings, Inc., Term Loan, First Lien	4.000%	9/28/20	B+	1,415,281
3,028	Total Building Products				2,999,710
	Capital Markets - 0.5% (0.3% of Total Investments)
1,485	Guggenheim Partners LLC, Initial Term Loan	4.250%	7/22/20	N/R	1,477,575
	Chemicals - 2.9% (1.8% of Total Investments)
1,872	Ineos US Finance LLC, Cash Dollar, Term Loan	3.750%	5/04/18	BB-	1,848,121
3,913	Mineral Technologies, Inc., Term Loan B, First Lien	4.000%	5/07/21	BB	3,893,022
983	PQ Corporation, Term Loan B	4.000%	8/07/17	B+	973,903
1,424	Univar, Inc., Term Loan	5.000%	6/30/17	B+	1,417,229
8,192	Total Chemicals				8,132,275
	Commercial Services & Supplies - 3.2% (2.0% of Total Investments)
338	CCS Income Trust, Term Loan, First Lien	6.250%	5/12/18	B-	329,140
754	Education Management LLC, Tranche C2, Term Loan	5.250%	6/01/16	Caa3	343,288
488	HMH Holdings, Inc., Term Loan, First Lien	4.250%	5/22/18	B1	486,281
2,421	iQor US, Inc., Term Loan, First Lien	6.000%	4/01/21	B	2,245,139
750	iQor US, Inc., Term Loan, Second Lien	9.750%	4/01/22	CCC+	661,875
4,988	Millennium Laboratories, Inc., Tranche B, Term Loan	5.250%	4/16/21	B+	4,996,852
9,739	Total Commercial Services & Supplies				9,062,575
	Communications Equipment - 1.3% (0.8% of Total Investments)
3,217	Avaya, Inc., Term Loan B3	4.652%	10/26/17	B1	3,116,798
496	Avaya, Inc., Term Loan B6	6.500%	3/31/18	B1	492,784
3,713	Total Communications Equipment				3,609,582
	Computers & Peripherals - 3.1% (1.9% of Total Investments)
8,910	Dell, Inc., Term Loan B	4.500%	4/29/20	BB+	8,934,805
	Containers & Packaging - 0.5% (0.3% of Total Investments)
1,297	BWAY Holding Company, Term Loan B, First Lien	5.500%	8/14/20	B2	1,303,234
	Diversified Consumer Services - 6.2% (3.8% of Total Investments)
3,357	Cengage Learning Acquisitions, Inc., Exit Term Loan	7.000%	3/31/20	B+	3,366,484
2,959	Harland Clarke Holdings Corporation, Term Loan B3	7.000%	5/22/18	B+	2,994,122
6,598	Hilton Hotels Corporation, Term Loan B2, DD1	3.500%	10/25/20	BB+	6,542,113
1,340	Laureate Education, Inc., Term Loan B	5.000%	6/15/18	B	1,296,009
1,769	New Albertson’s, Inc., Term Loan	4.750%	6/24/21	Ba3	1,751,538
1,679	ServiceMaster Company, Term Loan	4.250%	7/01/21	B+	1,665,618
17,702	Total Diversified Consumer Services				17,615,884
	Diversified Financial Services - 1.4% (0.9% of Total Investments)
1,975	Home Loan Servicing Solutions, Ltd., Term Loan B	4.500%	6/26/20	BB-	1,862,030
626	Ocwen Financial Corporation, Term Loan B	5.000%	2/15/18	B1	605,126
1,481	RCS Capital, Term Loan	6.500%	4/29/19	B+	1,469,215
4,082	Total Diversified Financial Services				3,936,371
	Diversified Telecommunication Services - 5.7% (3.5% of Total Investments)
865	Greeneden U.S. Holdings II LLC, Term Loan B	4.000%	2/08/20	B	854,013
2,000	Level 3 Financing, Inc., Term Loan B, First Lien, WI/DD	TBD	TBD	BB+	2,009,376
1,667	Level 3 Financing, Inc., Term Loan, Tranche B3	4.000%	8/01/19	BB	1,657,292
584	Presidio, Inc., Term Loan B	5.000%	3/31/17	B+	583,800
998	SBA Communication, Incremental Term Loan, Tranche B1	3.250%	3/24/21	BB	981,707
998	TelX Group, Inc., Initial Term Loan, First Lien	4.500%	4/09/20	B1	988,772
500	TelX Group, Inc., Initial Term Loan, Second Lien	7.500%	4/09/21	CCC	490,312
3,916	WideOpenWest Finance LLC, Term Loan B	4.750%	4/01/19	Ba3	3,918,119
1,849	Ziggo N.V., Term Loan B1	3.250%	1/15/22	BB-	1,803,537
1,191	Ziggo N.V., Term Loan B2	3.210%	1/15/22	BB-	1,162,234
1,960	Ziggo N.V., Term Loan B3, Delayed Draw, (5)	2.750%	1/15/22	BB-	1,911,459
16,528	Total Diversified Telecommunication Services				16,360,621
	Electronic Equipment, Instruments & Components - 0.6% (0.4% of Total Investments)
1,605	SMART Modular Technologies, Inc., Term Loan B	8.250%	8/26/17	B	1,596,619
	Energy Equipment & Services - 1.8% (1.1% of Total Investments)
3,088	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	B+	2,966,155
361	Dynamic Energy Services International LLC, Term Loan	9.500%	3/06/18	Ba3	354,454
1,048	Offshore Group Investment Limited, Term Loan B	5.000%	10/25/17	B-	984,935
922	Pacific Drilling S.A., Term Loan B	4.500%	6/03/18	B+	886,852
5,419	Total Energy Equipment & Services				5,192,396
	Food & Staples Retailing - 7.6% (4.7% of Total Investments)
2,480	Albertson’s LLC, Term Loan B2	4.750%	3/21/19	BB-	2,476,942
1,000	Albertson’s LLC, Term Loan B4, First Lien	4.500%	8/08/21	BB-	1,001,300
12,000	Albertson’s LLC, Term Loan B4	4.500%	8/25/21	BB-	12,015,828
2,373	BJ’s Wholesale Club, Inc., Replacement Loan, First Lien	4.500%	9/26/19	B-	2,350,201
2,000	BJ’s Wholesale Club, Inc., Replacement Loan, Second Lien	8.500%	3/26/20	CCC	2,006,000
750	Rite Aid Corporation, Tranche 2, Term Loan, Second Lien	4.875%	6/21/21	B	752,110
981	Supervalu, Inc., New Term Loan	4.500%	3/21/19	B+	968,756
21,584	Total Food & Staples Retailing				21,571,137
	Food Products - 9.3% (5.7% of Total Investments)
7,953	H.J Heinz Company, Term Loan B2	3.500%	6/05/20	BB	7,913,331
998	Hearthside Group Holdings, Term Loan, First Lien	4.500%	6/02/21	B1	993,136
4,000	Jacobs Douwe Egberts, Term Loan B	3.500%	7/23/21	BB	3,950,000
2,175	Pinnacle Foods Finance LLC, Term Loan G	3.250%	4/29/20	BB	2,137,380
8,046	US Foods, Inc., Incremental Term Loan	4.500%	3/31/19	B2	8,033,952
3,550	Wilton Products, Inc., Tranche B, Term Loan	7.500%	8/30/18	B-	3,354,920
26,722	Total Food Products				26,382,719
	Health Care Equipment & Supplies - 3.4% (2.1% of Total Investments)
1,291	Ardent Medical Services, Inc., Term Loan, First Lien	6.750%	7/02/18	B+	1,295,779
714	Ardent Medical Services, Inc., Term Loan, Second Lien	11.000%	1/02/19	CCC+	717,411
1,007	ConvaTec, Inc., Dollar Term Loan	4.000%	12/22/16	Ba3	1,001,703
2,122	Kinetic Concepts, Inc., Term Loan D1, DD1	4.000%	5/04/18	BB-	2,110,391
3,637	Onex Carestream Finance LP, Term Loan, First Lien	5.000%	6/07/19	B+	3,646,453
973	Onex Carestream Finance LP, Term Loan, Second Lien	9.500%	12/07/19	B-	965,754
9,744	Total Health Care Equipment & Supplies				9,737,491
	Health Care Providers & Services - 5.0% (3.1% of Total Investments)
313	BioScrip, Inc., Delayed Draw, Term Loan	6.500%	7/31/20	B1	315,079
522	BioScrip, Inc., Initial Term Loan B	6.500%	7/31/20	B1	525,132
1,504	Community Health Systems, Inc., Term Loan D	4.250%	1/27/21	BB	1,507,263
6	Community Health Systems, Inc., Term Loan E	3.485%	1/25/17	BB	5,703
2,319	DaVita HealthCare Partners, Inc., Tranche B, Term Loan	3.500%	6/24/21	Ba1	2,300,578
3,690	Drumm Investors LLC, Term Loan	6.750%	5/04/18	B	3,725,545
578	Genesis Healthcare LLC, Term Loan	10.000%	12/04/17	B	602,291
983	Heartland Dental Care, Inc., Term Loan, First Lien	5.500%	12/21/18	B1	982,522
500	Heartland Dental Care, Inc., Term Loan, Second Lien	9.750%	6/21/19	CCC+	502,812
868	LHP Operations Co. LLC, Term Loan B	9.000%	7/03/18	B-	835,858
541	National Mentor Holdings, Inc., Term Loan B	4.750%	1/31/21	B1	537,541
1,981	One Call Care Management, Inc., Term Loan B	5.000%	11/27/20	B1	1,979,394
493	Skilled Healthcare Group, Inc., Term Loan	7.000%	4/09/16	B	493,820
14,298	Total Health Care Providers & Services				14,313,538
	Health Care Technology - 0.8% (0.5% of Total Investments)
2,344	Catalent Pharma Solutions, Inc., Term Loan	4.500%	5/20/21	BB	2,344,545
	Hotels, Restaurants & Leisure - 7.4% (4.6% of Total Investments)
5,278	Burger King Corporation, Term Loan B, First Lien	4.500%	10/27/21	B+	5,281,810
3,593	CCM Merger, Inc., Term Loan B	4.500%	8/08/21	B+	3,584,096
2,955	CityCenter Holdings LLC, Term Loan	4.250%	10/16/20	B	2,941,812
550	Extended Stay America, Inc., Term Loan	5.000%	6/24/19	B+	553,438
1,676	Intrawest Resorts Holdings, Inc., Initial Term Loan	5.500%	12/09/20	B+	1,682,063
1,474	MGM Resorts International, Term Loan B	3.500%	12/20/19	BB	1,458,321
1,000	Scientific Games Corporation, Term Loan B2	6.000%	10/01/21	BB-	980,781
1,985	Scientific Games Corporation, Term Loan	4.250%	10/18/20	BB-	1,949,021
919	Seaworld Parks and Entertainment, Inc., Term Loan B2	3.000%	5/14/20	BB	881,448
1,908	Station Casino LLC, Term Loan B	4.250%	3/02/20	B1	1,883,789
21,338	Total Hotels, Restaurants & Leisure				21,196,579
	Household Durables - 0.2% (0.1% of Total Investments)
466	Serta Simmons Holdings LLC, Term Loan	4.250%	10/01/19	B+	462,150
	Industrial Conglomerates - 0.5% (0.3% of Total Investments)
1,489	Brand Energy & Infrastructure Services, Inc., Initial Term Loan	4.750%	11/26/20	B1	1,480,562
	Insurance - 2.2% (1.4% of Total Investments)
736	Alliant Holdings I LLC, Initial Term Loan B, First Lien	4.250%	12/20/19	B+	726,075
2,724	Hub International Holdings, Inc., Initial Term Loan	4.250%	10/02/20	B1	2,689,693
2,953	USI Holdings Corporation, Initial Term Loan	4.250%	12/27/19	B1	2,923,151
6,413	Total Insurance				6,338,919
	Internet & Catalog Retail - 1.1% (0.7% of Total Investments)
3,000	Travelport LLC, Term Loan B, First Lien, DD1	6.000%	9/02/21	B2	2,995,125
	Internet Software & Services - 0.5% (0.3% of Total Investments)
495	Sabre Inc., Term Loan B2	4.000%	2/19/19	Ba3	488,039
116	Sabre Inc., Term Loan C	3.500%	2/18/18	Ba3	115,594
737	Sabre Inc., Term Loan	4.000%	2/18/19	Ba3	727,019
1,348	Total Internet Software & Services				1,330,652
	IT Services - 2.1% (1.3% of Total Investments)
4,411	EIG Investors Corp., Term Loan	5.000%	11/09/19	B	4,410,990
394	VFH Parent LLC, New Term Loan	5.774%	11/08/19	N/R	393,517
1,103	Zayo Group LLC, Term Loan B	4.000%	7/02/19	B1	1,094,868
5,908	Total IT Services				5,899,375
	Leisure Equipment & Products - 2.0% (1.2% of Total Investments)
1,995	24 Hour Fitness Worldwide, Inc., Term Loan B	4.750%	5/28/21	Ba3	1,983,768
2,017	Bombardier Recreational Products, Inc., Term Loan	4.000%	1/30/19	B+	1,985,877
1,182	Equinox Holdings, Inc., New Initial Term Loan B	4.250%	1/31/20	Ba3	1,171,659
500	Four Seasons Holdings, Inc., Term Loan, Second Lien	6.250%	12/27/20	B-	503,750
5,694	Total Leisure Equipment & Products				5,645,054
	Machinery - 1.3% (0.8% of Total Investments)
3,159	Doosan Infracore International, Inc., Term Loan	4.500%	5/27/21	BB-	3,165,329
502	Rexnord LLC, Term Loan B	4.000%	8/21/20	BB-	495,262
3,661	Total Machinery				3,660,591
	Media - 18.0% (11.1% of Total Investments)
714	Acosta, Inc., Term Loan	5.000%	9/26/21	B1	715,027
42	Advantage Sales & Marketing, Inc., Delayed Draw, Term Loan, (5)	3.750%	7/23/21	B1	41,590
1,258	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.250%	7/25/21	B1	1,247,685
950	Advantage Sales & Marketing, Inc., Term Loan, Second Lien	7.500%	7/25/22	CCC+	947,229
814	Affinion Group Holdings, Inc., Initial Term Loan, Second Lien	8.500%	10/31/18	B3	761,872
581	Affinion Group Holdings, Inc., Term Loan, First Lien	6.750%	4/30/18	B1	564,358
1,496	Catalina Marketing Corporation, Term Loan, First Lien	4.500%	4/09/21	B+	1,449,492
1,000	Catalina Marketing Corporation, Term Loan, Second Lien	7.750%	4/11/22	CCC+	956,250
1,363	Clear Channel Communications, Inc., Tranche D, Term Loan	6.904%	1/30/19	CCC+	1,291,242
2,111	Clear Channel Communications, Inc. Term Loan E	7.654%	7/30/19	CCC+	2,045,922
6,367	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B+	6,286,195
1,359	Emerald Expositions Holdings, Inc., Term Loan, First Lien	4.750%	6/17/20	BB-	1,359,111
499	Gray Television, Inc., Initial Term Loan	3.750%	6/13/21	BB	494,282
998	IMG Worldwide, Inc., First Lien	5.250%	5/06/21	B1	984,200
2,243	Interactive Data Corporation, Term Loan B	4.750%	5/02/21	B+	2,247,180
1,686	McGraw-Hill Education Holdings LLC, Refinancing Term Loan	5.750%	3/22/19	B+	1,691,637
236	Media General, Inc., Delayed Draw, Term Loan	4.250%	7/31/20	BB-	235,209
980	Mediacom Broadband LLC, Tranche G, Term Loan	4.000%	1/20/20	BB	967,138
1,608	Numericable Group S.A., Term Loan B1	4.500%	5/21/20	Ba3	1,614,062
1,392	Numericable Group S.A., Term Loan B2	4.500%	5/21/20	Ba3	1,396,384
1,838	Radio One, Inc., Term Loan B, First Lien	7.500%	3/31/16	B+	1,851,469
1,215	Springer Science & Business Media, Inc., Term Loan B3	4.750%	8/14/20	B	1,207,462
14,578	Tribune Company, Term Loan B	4.000%	12/27/20	BB+	14,495,845
3,851	Univision Communications, Inc., Replacement Term Loan, First Lien	4.000%	3/01/20	B+	3,817,538
1,013	Weather Channel Corporation, Term Loan, Second Lien	7.000%	6/26/20	B3	997,581
1,314	WMG Acquisition Corporation, Tranche B, Refinancing Term Loan	3.750%	7/01/20	B+	1,275,154
357	Yell Group PLC, Term Loan A2	5.233%	3/01/19	CCC+	396,050
31	Yell Group PLC, Term Loan A2, (6)	1.500%	3/03/19	CCC+	—
756	Yell Group PLC, Term Loan B2, PIK, (6)	0.000%	3/03/24	CCC-	—
52,650	Total Media				51,337,164
	Multiline Retail - 1.3% (0.8% of Total Investments)
1,544	Hudson’s Bay Company, Term Loan B, First Lien	4.750%	11/04/20	BB	1,548,333
2,244	J.C. Penney Corporation, Inc., Term Loan	5.000%	6/20/19	B	2,197,385
3,788	Total Multiline Retail				3,745,718
	Oil, Gas & Consumable Fuels - 3.1% (1.9% of Total Investments)
393	Citgo Petroleum Corporation, Term Loan B	4.500%	7/29/21	B+	393,430
1,293	Crestwood Holdings LLC, Term Loan B	7.000%	6/19/19	B	1,293,266
1,995	Energy and Exploration Partners, Term Loan	7.750%	1/22/19	N/R	1,839,141
1,572	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	B2	1,518,959
202	Samson Investment Company, Tranche 1, Term Loan, Second Lien	5.000%	9/25/18	B1	188,214
1,865	Seadrill Partners LLC, Initial Term Loan	4.000%	2/21/21	BB-	1,769,937
365	Southcross Energy Partners L.P., Opco Term Loan	5.250%	8/04/21	B1	364,027
547	Southcross Holdings Borrower L.P., Holdco Term Loan	6.000%	8/04/21	B2	542,277
993	Western Refining, Inc., Term Loan B	4.250%	11/12/20	BB-	982,989
9,225	Total Oil, Gas & Consumable Fuels				8,892,240
	Pharmaceuticals - 7.2% (4.4% of Total Investments)
790	Generic Drug Holdings, Inc., Term Loan B	5.000%	8/16/20	B1	791,975
2,000	Graceway Pharmaceuticals LLC, Second Lien Term Loan, (7)	0.000%	5/03/13	N/R	12,500
95	Graceway Pharmaceuticals LLC, Term Loan, (7)	0.000%	5/03/12	N/R	95,707
2,985	Grifols, Inc., Term Loan	3.154%	2/27/21	Ba1	2,950,061
1,790	Par Pharmaceutical Companies, Inc., Term Loan B2	4.000%	9/30/19	B1	1,761,734
998	Patheon, Inc., Term Loan B	4.250%	3/11/21	B	971,850
2,663	Pharmaceutical Product Development, Inc., Term Loan B, First Lien	4.000%	12/01/18	Ba3	2,647,334
2,969	Pharmaceutical Research Associates, Inc., Term Loan	4.500%	9/23/20	B1	2,940,300
2,321	Quintiles Transnational Corp., Term Loan B3	3.750%	6/08/18	BB	2,303,512
1,449	Therakos, Inc., Term Loan, First Lien	7.500%	12/27/17	B	1,454,007
1,318	Valeant Pharmaceuticals International, Inc., Term Loan E	3.500%	8/05/20	Ba1	1,310,254
3,187	Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan D2	3.500%	2/13/19	Ba1	3,164,653
22,565	Total Pharmaceuticals				20,403,887
	Professional Services - 0.5% (0.3% of Total Investments)
746	Ceridian Corporation, Term Loan B1	4.121%	5/01/17	B1	746,466
778	Ceridian Corporation, Term Loan B2	4.500%	9/15/20	B1	772,956
1,524	Total Professional Services				1,519,422
	Real Estate Investment Trust - 2.2% (1.3% of Total Investments)
2,463	Realogy Corporation, Initial Term Loan B	3.750%	3/05/20	BB	2,439,861
1,478	Starwood Property Trust, Inc., Term Loan B	3.500%	4/17/20	BB+	1,446,103
2,449	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	4.750%	12/18/20	B+	2,320,543
6,390	Total Real Estate Investment Trust				6,206,507
	Real Estate Management & Development - 1.3% (0.8% of Total Investments)
1,861	Capital Automotive LP, Term Loan, Second Lien	6.000%	4/30/20	B1	1,889,367
1,870	Capital Automotive LP, Term Loan, Tranche B1	4.000%	4/10/19	Ba2	1,862,978
3,731	Total Real Estate Management & Development				3,752,345
	Semiconductors & Semiconductor Equipment - 3.8% (2.4% of Total Investments)
4,987	Avago Technologies, Term Loan B	3.750%	5/06/21	BBB-	4,978,592
3,458	Freescale Semiconductor, Inc., Term Loan, Tranche B4	4.250%	2/28/20	B1	3,417,249
1,485	Freescale Semiconductor, Inc., Term Loan, Tranche B5	5.000%	1/15/21	B1	1,485,619
976	NXP Semiconductor LLC, Term Loan D	3.250%	1/11/20	BB+	967,923
10,906	Total Semiconductors & Semiconductor Equipment				10,849,383
	Software - 9.2% (5.7% of Total Investments)
2,265	Attachmate Corporation, Term Loan, First Lien	7.250%	11/22/17	BB-	2,268,655
1,117	Blackboard, Inc., Term Loan B3	4.750%	10/04/18	B+	1,119,720
3,113	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B1	3,078,466
1,010	Datatel Parent Corp, Term Loan B1	4.000%	7/19/18	B+	1,002,858
1,053	Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	BB-	1,045,186
625	Epicor Software Corporation, Term Loan, B2	4.000%	5/16/18	Ba3	621,653
953	Explorer Holdings, Inc., Term Loan	6.000%	5/02/18	B+	953,550
6,505	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B5	3.750%	6/03/20	Ba3	6,416,270
900	Micro Focus International PLC, Term Loan B, WI/DD	TBD	TBD	BB-	872,100
1,350	Micro Focus International PLC, Term Loan C, WI/DD	TBD	TBD	BB-	1,309,500
3,430	Misys PLC, Term Loan B, First Lien	5.000%	12/12/18	B+	3,438,187
872	SunGard Data Systems, Inc., Term Loan E	4.000%	3/08/20	BB	868,967
946	Vertafore, Inc., Term Loan, First Lien	4.250%	10/03/19	B+	941,797
2,244	Zebra Technologies Corporation, Term Loan B, First Lien, WI/DD	TBD	TBD	BB+	2,263,537
26,383	Total Software				26,200,446
	Specialty Retail - 0.8% (0.5% of Total Investments)
1,636	Jo-Ann Stores, Inc., Term Loan, First Lien	4.000%	3/16/18	B+	1,575,061
750	Pilot Travel Centers LLC, Term Loan B, First Lien	4.250%	9/30/21	BB	752,227
2,386	Total Specialty Retail				2,327,288
	Textiles, Apparel & Luxury Goods - 0.7% (0.4% of Total Investments)
1,991	Polymer Group, Inc., Initial Term Loan	5.250%	12/19/19	B2	1,990,924
	Trading Companies & Distributors - 1.9% (1.2% of Total Investments)
4,442	HD Supply, Inc., Term Loan	4.000%	6/28/18	B+	4,413,618
1,000	Neff Rental/Neff Finance Closing Date Loan, Second Lien	7.250%	6/09/21	CCC+	1,002,500
5,442	Total Trading Companies & Distributors				5,416,118
	Transportation Infrastructure - 0.2% (0.1% of Total Investments)
31	Ceva Group PLC, Canadian Term Loan	6.500%	3/19/21	B2	29,646
180	Ceva Group PLC, Dutch B.V., Term Loan	6.500%	3/19/21	B2	171,945
172	Ceva Group PLC, Synthetic Letter of Credit Term Loan	6.500%	3/19/21	B2	163,871
248	Ceva Group PLC, US Term Loan	6.500%	3/19/21	B2	237,166
631	Total Transportation Infrastructure				602,628
	Wireless Telecommunication Services - 1.7% (1.0% of Total Investments)
1,765	Asurion LLC, Term Loan B1	5.000%	5/24/19	Ba3	1,767,880
2,996	Fairpoint Communications, Inc., Term Loan B	7.500%	2/11/19	B	3,026,313
4,761	Total Wireless Telecommunication Services				4,794,193
$378,237	Total Variable Rate Senior Loan Interests (cost $375,437,065)				371,492,415

Shares	Description (1)				Value
	COMMON STOCKS - 2.4% (1.5% of Total Investments)
	Diversified Consumer Services - 0.5% (0.4% of Total Investments)
53,514	Cengage Learning Holdings II LP				$ 1,498,392
	Hotels, Restaurants & Leisure - 0.5% (0.3% of Total Investments)
40,968	BLB Worldwide Holdings Inc., (9)				1,447,535
	Media - 1.3% (0.8% of Total Investments)
3,479	Cumulus Media, Inc., (8)				13,429
32,017	Metro-Goldwyn-Mayer, (9)				2,357,252
18,422	Tribune Company				1,234,274
14,825	Tribune Company, (6)				—
4,605	Tribune Publishing Company				87,771
	Total Media				3,692,726
	Professional Services - 0.1% (0.0% of Total Investments)
47,152	Vertrue, Inc., (9)				84,874
	Software - 0.0% (0.0% of Total Investments)
291,294	Eagle Topco LP, (6)				—
	Total Common Stocks (cost $5,185,981)				6,723,527

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CONVERTIBLE BONDS - 0.3% (0.2% of Total Investments)
	Communications Equipment - 0.3% (0.2% of Total Investments)
$ 850	Nortel Networks Corp., (7)	1.750%	4/15/12	N/R	$ 826,625
$ 850	Total Convertible Bonds (cost $710,500)				826,625

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS - 20.5% (12.6% of Total Investments)
	Commercial Services & Supplies - 0.3% (0.2% of Total Investments)
$ 900	NES Rental Holdings Inc., 144A	7.875%	5/01/18	CCC+	$ 933,750
	Communications Equipment - 0.8% (0.5% of Total Investments)
1,500	Avaya Inc., 144A	10.500%	3/01/21	CCC+	1,314,375
1,000	Nortel Networks Limited, (7)	0.000%	7/15/11	N/R	1,035,000
2,500	Total Communications Equipment				2,349,375
	Consumer Finance - 0.4% (0.2% of Total Investments)
1,000	First Data Corporation, 144A	7.375%	6/15/19	BB-	1,060,000
	Containers & Packaging - 1.0% (0.6% of Total Investments)
2,600	Reynolds Group	9.875%	8/15/19	CCC+	2,824,250
	Diversified Telecommunication Services - 2.4% (1.5% of Total Investments)
2,000	IntelSat Limited	7.750%	6/01/21	B-	2,090,000
2,200	IntelSat Limited	8.125%	6/01/23	B-	2,337,500
2,286	Level 3 Communications Inc.	11.875%	2/01/19	B	2,463,165
6,486	Total Diversified Telecommunication Services				6,890,665
	Health Care Equipment & Supplies - 2.5% (1.5% of Total Investments)
2,025	Kinetic Concepts	10.500%	11/01/18	B-	2,232,563
1,000	Kinetic Concepts	12.500%	11/01/19	CCC+	1,102,500
3,500	Tenet Healthcare Corporation	6.000%	10/01/20	Ba2	3,762,500
6,525	Total Health Care Equipment & Supplies				7,097,563
	Health Care Providers & Services - 2.2% (1.4% of Total Investments)
1,500	Community Health Systems, Inc.	5.125%	8/01/21	BB+	1,567,500
2,400	Community Health Systems, Inc.	6.875%	2/01/22	B	2,586,000
325	HCA Inc.	7.250%	9/15/20	BB+	344,500
600	IASIS Healthcare Capital Corporation	8.375%	5/15/19	CCC+	633,000
1,000	Truven Health Analytics Inc.	10.625%	6/01/20	CCC+	1,070,000
5,825	Total Health Care Providers & Services				6,201,000
	Media - 4.2% (2.6% of Total Investments)
1,524	Clear Channel Communications, Inc.	10.000%	1/15/18	CCC-	1,273,493
2,872	Clear Channel Communications, Inc.	9.000%	12/15/19	CCC+	2,902,515
5,277	Clear Channel Communications, Inc.	14.000%	2/01/21	CCC-	4,591,400
2,750	Clear Channel Communications, Inc.	9.000%	3/01/21	CCC+	2,750,000
500	McGraw-Hill Global Education Holdings	9.750%	4/01/21	BB	565,000
12,923	Total Media				12,082,408
	Pharmaceuticals - 1.6% (1.0% of Total Investments)
750	Valeant Pharmaceuticals International, 144A	6.750%	8/15/18	B1	797,813
2,000	Valeant Pharmaceuticals International, 144A	7.000%	10/01/20	B1	2,095,000
500	Valeant Pharmaceuticals International, 144A	7.250%	7/15/22	B1	527,500
1,000	VPII Escrow Corporation, 144A	7.500%	7/15/21	B1	1,070,000
4,250	Total Pharmaceuticals				4,490,313
	Professional Services - 0.2% (0.1% of Total Investments)
500	Ceridian Corporation, 144A	8.125%	11/15/17	CCC	500,000
	Real Estate Investment Trust - 0.2% (0.2% of Total Investments)
750	iStar Financial Inc.	4.000%	11/01/17	BB-	742,875
	Semiconductors & Semiconductor Equipment - 1.2% (0.7% of Total Investments)
1,000	Advanced Micro Devices, Inc.	6.750%	3/01/19	B	945,000
1,075	Advanced Micro Devices, Inc.	7.750%	8/01/20	B	1,010,500
1,500	Advanced Micro Devices, Inc.	7.500%	8/15/22	B	1,372,500
3,575	Total Semiconductors & Semiconductor Equipment				3,328,000
	Software - 1.3% (0.8% of Total Investments)
1,330	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	1,273,475
700	Boxer Parent Company Inc./BMC Software, 144A	9.000%	10/15/19	CCC+	627,816
850	Infor Us Inc.	11.500%	7/15/18	B-	939,250
750	Infor Us Inc.	9.375%	4/01/19	B-	815,625
3,630	Total Software				3,656,166
	Trading Companies & Distributors - 0.4% (0.2% of Total Investments)
1,000	HD Supply Inc.	8.125%	4/15/19	B+	1,080,000
	Wireless Telecommunication Services - 1.8% (1.1% of Total Investments)
500	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	527,500
500	Sprint Corporation, 144A	7.875%	9/15/23	BB-	541,250
2,000	Sprint Corporation, 144A	7.125%	6/15/24	BB-	2,055,000
1,750	T-Mobile USA Inc.	6.250%	4/01/21	BB	1,826,563
75	T-Mobile USA Inc.	6.731%	4/28/22	BB	79,313
75	T-Mobile USA Inc.	6.836%	4/28/23	BB	79,313
4,900	Total Wireless Telecommunication Services				5,108,939
$ 57,364	Total Corporate Bonds (cost $57,517,755)				58,345,304
	Total Long-Term Investments (cost $438,851,301)				437,387,871

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS - 8.4% (5.2% of Total Investments)
$ 24,027	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/14, repurchase price $24,027,432, collateralized by $24,330,000 U.S. Treasury Notes, 2.125%, due 9/30/21, value $24,512,475	0.000%	11/03/14		$ 24,027,432
	Total Short-Term Investments (cost $24,027,432)				24,027,432
	Total Investments (cost $462,878,733) - 162.1%				461,415,303
	Borrowings - (39.3)% (10), (11)				(112,000,000)
	Variable Rate Term Preferred Shares, at Liquidation Value – (20.4)% (12)				(58,000,000)
	Other Assets Less Liabilities - (2.4)% (13)				(6,732,365)
	Net Assets Applicable to Common Shares - 100%				$ 284,682,938

Investments in Derivatives as of October 31, 2014

Interest Rate Swaps outstanding:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date	(Depreciation) (13)
Morgan Stanley	$ 18,487,500	Receive	1-Month USD-LIBOR-BBA	2.201%	Monthly	4/20/16	$ (501,964)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$ –	$ 371,492,415	$ –	*	$ 371,492,415
Common Stocks	2,833,866	3,889,661	–	*	6,723,527
Convertible Bonds	–	826,625	–		826,625
Corporate Bonds	–	58,345,304	–		58,345,304
Short-Term Investments:
Repurchase Agreements	–	24,027,432	–		24,027,432
Investments in Derivatives:
Interest Rate Swaps**	–	(501,964)	–		(501,964)
Total	$ 2,833,866	$ 458,079,473	$ –	*	$ 460,913,339
*Value equals zero as of the end of the reporting period.
**Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2014, the cost of investments (excluding investments in derivatives) was $462,892,569.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of October 31, 2014, were as follows:

Gross unrealized:
Appreciation					$ 6,325,029
Depreciation					(7,802,295)

Net unrealized appreciation (depreciation) of investments					$ (1,477,266)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(3)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(5)

Investment, or portion of investment, represents an unfunded senior loan commitment outstanding. As of the end of the reporting period the Fund had unfunded senior loan commitments outstanding of $1,980,542.

(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(7)

At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(8)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(9)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.
(10)	Borrowings as a percentage of Total Investments is 24.3%.
(11)

The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for Borrowings.

(12)	Variable Rate Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 12.6%.
(13)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
DD1	Portion of investment purchased on a delayed delivery basis.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

USD-LIBOR-BBA	United States Dollar – London Inter-Bank Offered Rate British Bankers’ Association.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Senior Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: December 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: December 30, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 30, 2014